Real Estate Investments (Tables)	12 Months Ended
Dec. 31, 2013
Real Estate [Abstract]
Schedule of Business Acquisitions, by Acquisition
The estimated fair value of the consideration transferred at the Cole Acquisition Date totaled approximately $7.5 billion and consisted of the following (in thousands):

As of Cole Acquisition Date (Preliminary)
Estimated Fair Value of Consideration Transferred:
Cash	$181,775
Common stock	7,285,868
Total consideration transferred	$7,467,643
Excluding the CapLease Merger, the following table presents the allocation of the assets acquired and liabilities assumed during the periods presented (dollar amounts in thousands):

	Year Ended December 31,
	2013(1)	2012
Real estate investments, at cost:
Land	$883,491	$237,282
Buildings, fixtures and improvements	2,311,211	1,229,230
Total tangible assets	3,194,702	1,466,512
Acquired intangible assets:
In-place leases	334,839	197,873
Above market leases	12,317	1,503
Total assets acquired, net	3,541,858	1,665,888
Assumed intangible liabilities:
Below market leases	(21,446)	—
Total liabilities acquired, net	(21,446)	—
OP Units issued to acquire real estate investments	—	(6,352)
Cash paid for acquired real estate investments	$3,520,412	$1,659,536
Number of properties acquired	1,739	573
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(1) Excludes 50 properties comprised of $66.1 million of net investments subject to direct financing leases.
The following table presents the allocation of the purchase price to the estimated fair value of the assets acquired and liabilities assumed at the CapLease Acquisition Date (in thousands):

Fair value of consideration given	$920,697

Assets purchased, at fair value:
Land	$233,065
Buildings, fixtures and improvements	1,588,334
Land and construction in process	12,352
Acquired intangible lease assets	190,862
Total real estate investments	2,024,613
Cash and cash equivalents	41,799
Investment securities	60,730
Loans held for investment	26,457
Restricted cash	29,159
Prepaid expenses and other assets	21,564
Deferred costs	325
Total identifiable assets purchased	2,204,647
Liabilities assumed, at fair value:
Mortgage notes payable	1,037,510
Secured credit facility	121,000
Other debt	114,208
Below-market leases	57,058
Derivative liabilities	158
Accounts payable and accrued expenses	47,001
Deferred rent and other liabilities	8,867
Total liabilities assumed	1,385,802
Non-controlling interest retained by third party	567
Net identifiable assets acquired by Company	818,278
Goodwill	$102,419

Business Acquisition, Pro Forma Information
The following table presents unaudited pro forma information as if the acquisitions, including the CapLease Merger discussed in Note 5 — CapLease Acquisition, during the year ended December 31, 2013 had been consummated on January 1, 2012. These amounts have been calculated after applying the Company's accounting policies and adjusting the results of acquisitions to reflect the additional depreciation and amortization and interest expense that would have been charged had the acquisitions occurred on January 1, 2012. Additionally, the unaudited pro forma net loss attributable to stockholders was adjusted to exclude acquisition related expenses of $76.1 million and $45.1 million for the years ended December 31, 2013 and 2012, respectively, and merger and other transaction related expenses of $278.3 million and $2.6 million for the years ended December 31, 2013 and 2012, respectively (amounts in thousands).

	Year Ended December 31,
	2013	2012
Pro forma revenues	$574,058	$467,434
Pro forma net loss attributable to stockholders	$(75,132)	$(15,708)

Schedule of Future Minimum Rental Payments for Operating Leases
The following table presents future minimum base rental cash payments due to the Company over the next five years and thereafter. These amounts exclude contingent rent payments, as applicable, that may be collected from certain tenants based on provisions related to sales thresholds and increases in annual rent based on exceeding certain economic indexes among other items (amounts in thousands):

	Future Minimum Operating Lease Base Rent Payments	Future Minimum Direct Financing Lease Payments(1)
2014	$522,563	$5,402
2015	512,833	5,028
2016	496,691	4,946
2017	460,070	4,545
2018	424,934	3,455
Thereafter	2,734,499	10,352
Total	$5,151,590	$33,728
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(1) 50 properties are subject to direct financing leases and, therefore, revenue is recognized as direct financing lease income on the discounted cash flows of the lease payments. Amounts reflected are the cash rent on these respective properties.

Schedule of Future Minimum Lease Payments for Capital Leases
The components of the Company's net investment in direct financing leases as of December 31, 2013 are as follows (amounts in thousands):

December 31, 2013
Future minimum lease payments receivable	$33,729
Unguaranteed residual value of property	46,172
Unearned income	(13,789)
Net investment in direct financing leases	$66,112

Real Estate Projects
The Company's disclosures regarding certain projections or estimates of completion dates may not reflect actual results (dollar amounts in thousands).

Location	Tenant	Property Type	Approximate Square Feet	Lease Term (years)	Percent Owned	Investment through 12/31/13	Estimated Remaining Investment	Estimated Total Investment	Estimated Completion Date
Columbia, South Carolina	Large private company	Warehouse	450,000	10.5(1)	100%	$14,745	$7,325	$22,033	Q1 2014
The Woodlands, Texas	N/A - speculative development	Office building	150,000	N/A	90%	$7,257	$26,775	$33,987	Q3 2014
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(1) The lease is in force and the 10.5 year lease term will commence upon substantial completion of the building.

Schedule of Annualized Rental Income by Major Tenants
The following table lists the tenants of the Company whose annualized rental income on a straight-line basis represented greater than 10% of consolidated annualized rental income on a straight-line basis as of December 31, 2013. Annualized rental income for net leases is rental income on a straight-line basis as of the period reported, which includes the effect of tenant concessions such as free rent, as applicable. There were no tenants exceeding 10% of consolidated annualized rental income on a straight-line basis at December 31, 2013.

	Year Ended December 31,
	2013	2012
Citizens Bank	*	13.8%
Dollar General	*	12.3%
FedEx	*	10.2%
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* The tenants' annualized rental income was not greater than 10% of total consolidated annualized rental income for all portfolio properties as of the period specified.

Schedules of Concentration of Risk, by Risk Factor
Geographic Concentration
The following table lists the states where the Company has concentrations of properties where annual rental income on a straight-line basis represented greater than 10% of consolidated annualized rental income on a straight-line basis as of December 31, 2013 and 2012:

	Year Ended December 31,
	2013	2012
Texas	10.7%	*
Illinois	*	11.2%
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* The geographical concentration's annualized rental income was not greater than 10% of total consolidated annualized rental income for all portfolio properties as of the period specified.